Condensed Consolidated Statements of Shareholders' Equity Deficit - USD ($)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012		$ 15,250	$ 10,135,786		$ (22,636,044)	$ (12,485,008)
Balance, shares at Dec. 31, 2012		1,524,991
Issuance of shares, net of $78,450 related costs		$ 3,190	1,194,360			$ 1,197,550
Issuance of shares, net of $78,450 related costs, shares		319,000				319,000
Exercise of stock options		$ 300	23,700			$ 24,000
Exercise of stock options, shares		30,000				30,000
Conversion of debt and interest into shares		$ 27,660	11,036,157			$ 11,063,817
Conversion of debt and interest into shares, shares		2,765,953
Inducement to convert debt		$ 1,686	672,728			674,414
Inducement to convert debt, shares		168,604
Inducement to convert warrants		$ 3,898	677,291			681,189
Inducement to convert warrants, shares		389,790
Share price/conversion adjustment		$ 4,276	1,706,199			1,710,475
Share price/conversion adjustment, shares		427,619
Conversion of debt into preferred stock						11,063,816
Issuance of warrants for capital lease arrangement			465,625			465,625
Stock compensation expense			700,715			700,715
Net loss					$ (13,965,019)	(13,965,019)
Balance at Dec. 31, 2013		$ 56,260	26,612,561		$ (36,601,063)	(9,932,242)
Balance, shares at Dec. 31, 2013		5,625,957
Issuance of shares, net of $78,450 related costs		$ 454	5,578,754			$ 5,579,208
Issuance of shares, net of $78,450 related costs, shares		4,542,782				3,938
Exercise of stock options, shares
Conversion of debt and interest into shares		$ 539	7,287,487			$ 7,288,026
Conversion of debt and interest into shares, shares		5,386,036
Common stock issued for debt issuance - Related Party		$ 38	890,587			890,625
Common stock issued for debt issuance - Related Party, shares		382,809
Issuance of common stock related to debt modifications		$ 67	999,933			1,000,000
Issuance of common stock related to debt modifications, shares		666,667
Issuance of convertible preferred stock, net of costs	$ 223		3,039,278			3,039,501
Issuance of convertible preferred stock, net of costs, shares	2,229,702
Warrant exchange			7,906			7,906
Warrant exchange, shares		3,938
Warrants issued as inducement for debt conversion to equity			416,429			416,429
Issuance of warrants for professional services			23,735			23,735
DE acquisition 2, Inc. reverse merger		$ (55,648)	$ (32,496)			(88,144)
DE acquisition 2, Inc. reverse merger, shares		488,970
Beneficial conversion feature for convertible notes payable					$ 2,757,268	$ 2,757,268
Stock exchange		$ (16)	$ (590,304)		590,320
Stock exchange, shares		(162,662)
Conversion of debt into preferred stock						$ 7,288,025
Stock compensation expense			316,176			316,176
Net loss					(15,709,782)	(15,709,782)
Balance at Dec. 31, 2014	$ 223	$ 1,694	47,307,314		$ (51,720,525)	$ (4,411,294)
Balance, shares at Dec. 31, 2014	2,229,702	16,934,497
Issuance of shares, net of $78,450 related costs, shares						3,938
Issuance of convertible preferred stock and warrants, net of costs	$ 190		5,353,473	$ (450,000)		$ 4,903,663
Issuance of convertible preferred stock and warrants, net of costs, shares	1,896,510
Conversion of debt into preferred stock	$ 22		751,978			$ 752,000
Conversion of debt into preferred stock, shares	222,411
Series A & B preferred stock conversion into common stock	$ (431)	$ 499	(68)
Series A & B preferred stock conversion into common stock, shares	(4,304,593)	4,985,930
Issuance of common stock under the Associate Stock Purchase Plan		$ 7	33,822			$ 33,829
Issuance of common stock under the Associate Stock Purchase Plan, shares		72,360
Share price conversion adjustment		$ 823	3,703,859			3,704,682
Share price conversion adjustment, shares		8,232,628
Conversion of warrant liability to additional paid-in-capital			420,090			$ 420,090
Payment of preferred dividend paid with common shares		$ 7	85,973		$ (85,980)
Payment of preferred dividend paid with common shares, shares		74,764
Issuance of warrants for capital lease arrangement			134,782			$ 134,782
Warrant issued for professional fees			18,612			18,612
Stock compensation expense			$ 154,308			154,308
Net loss					$ (12,051,793)	(12,051,793)
Balance at Jun. 30, 2015	$ 4	$ 3,030	$ 57,964,143	$ (450,000)	$ (63,858,298)	$ (6,341,121)
Balance, shares at Jun. 30, 2015	44,030	30,300,179